Interests in equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Interests in equity-accounted investees
Schedule of interests in equity accounted investees

	As at December 31,
	2024	2025
	RMB’000	RMB’000

Share of net assets from associates	38,567	2,193,937
Share of net assets from a joint venture	—	13,675
Goodwill on retaining interests in an associate	—	3,279,036

	38,567	5,486,648

Schedule of interest in material associates

Percentage of
		Place of	ownership
	Particulars of	incorporation/	interest
	issued shares	registration and	attributed
Name	held	business	to the Group	Principal activity
Yonghui Superstores Co., Ltd. (“Yonghui”)	Ordinary shares	Chinese Mainland	29.4%	Retail

As at December 31,
2025
RMB’000
Current assets	10,342,184
Non-current assets, excluding goodwill	27,615,155
Goodwill on acquisition of the associate	3,279,036
Current liabilities	(18,674,518)
Non-current liabilities	(11,950,509)

Net assets	10,611,348
Net assets, excluding goodwill	7,332,312
Non-controlling interests	86,486
Net assets attributable to the parent, excluding goodwill	7,418,798

Reconciliation to the Group’s interest in the associate:
Proportion of the Group’s ownership	29.4%
Group’s share of net assets of the associate, excluding goodwill	2,181,127
Goodwill on acquisition (less cumulative impairment)	3,279,036

Carrying amount of the investment	5,460,163

For the period
from the
acquisition date to
December 31,
2025
RMB’000
Revenue	35,455,246
Loss for the period	(2,764,232)
Other comprehensive loss	(3,559)
Total comprehensive loss for the period	(2,767,791)

(Where there is a quoted market price for the material associate)
Fair value of the Group’s investment	12,513,555

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Share of the associates’ profit for the year	22,915	13,663
Share of the associates’ total comprehensive income	22,915	13,663
Aggregate carrying amount of the Group’s investments in the associates	38,567	12,810